Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurement
Schedule of assets that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	4,605,262	—	4,605,262	—
Restricted cash	1,887,387	—	1,887,387	—
Short-term investments
Wealth management product	1,903,224	—	1,903,224	—
Total assets	8,395,873	—	8,395,873	—

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	4,323,900	—	4,323,900	—
Restricted cash	3,038,286	—	3,038,286	—
Short-term investments
Time deposits	10,402,301	—	10,402,301	—
Wealth management product	1,759,342	—	1,759,342	—
Investment securities
Listed equity securities	434,118	434,118	—	—
Total assets	19,957,947	434,118	19,523,829	—